Expense Example {- Franklin New York Tax-Free Income Fund} - Franklin New York Tax-Free Income Fund-19 - Franklin New York Tax-Free Income Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example:
1 year	$ 452
3 years	615
5 years	792
10 years	1,305
Class A1
Expense Example:
1 year	437
3 years	569
5 years	713
10 years	1,132
Class C
Expense Example:
1 year	220
3 years	375
5 years	649
10 years	1,432
Class R6
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Advisor Class
Expense Example:
1 year	54
3 years	170
5 years	296
10 years	$ 665